Related Party Transactions (Details) ¥ in Millions, $ in Millions	Dec. 10, 2007 USD ($)	Dec. 10, 2007 CNY (¥)	Sep. 15, 2021	Jul. 14, 2021
Related Party Transaction [Line Items]
Principal amount	$ 1.4	¥ 9.6
Fuzhou Shengfeng New Material Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity interests percentage				51.00%
Hainan Tianyi [Member]
Related Party Transaction [Line Items]
Equity interests percentage			5.00%